Fair Value of Financial Instruments - Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	$ 9,591	$ 18,314
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	9,591	18,314
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value		5,000
Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	9,591	13,314
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	9,591	13,314
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	9,591	18,314
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	9,591	18,314
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Government-Sponsored Enterprises [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value		5,000
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | (Level 2) Significant Other Observable Inputs [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value		5,000
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	9,591	13,314
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | (Level 2) Significant Other Observable Inputs [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	$ 9,591	$ 13,314